Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 4,817	$ 3,528
Federal funds sold	25,963	4,657
Interest-bearing deposits	5,385	244
Total cash and cash equivalents	36,165	8,429
Securities available for sale	33,103	38,063
Loans held for sale	3,291	2,722
Loans, net of allowance for loan losses of $2,876 and $2,473	222,768	187,076
Federal Home Loan Bank stock	220	189
Premises and equipment, net	4,929	4,222
Deferred tax asset	533	368
Accrued interest receivable	798	692
Bank-owned life insurance	1,711	1,662
Other assets	423	621
Total assets	303,941	244,044
Liabilities:
Noninterest-bearing demand deposits	61,856	50,158
Savings, NOW and money-market deposits	192,768	144,801
Time deposits	20,723	22,614
Total deposits	275,347	217,573
Official checks	632	744
Other liabilities	880	794
Total liabilities	276,859	219,111
Commitments and contingencies (Notes 4, 8 and 15)
Stockholders' equity:
Preferred stock, undesignated; 1,000,000 shares authorized, none issued or outstanding	0	0
Common stock, $.01 par value; 9,000,000 shares authorized, 2,004,707 and 1,975,329 issued and outstanding	20	20
Additional paid-in capital	20,732	20,415
Retained earnings	6,563	4,442
Accumulated other comprehensive (loss) income	(233)	56
Total stockholders' equity	27,082	24,933
Total liabilities and stockholders' equity	$ 303,941	$ 244,044